Warrants Liabilities (Details) - USD ($)				12 Months Ended
	Nov. 15, 2024	Jan. 26, 2024	Jan. 13, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Warrants Liabilities [Line Items]
Price per warrant to purchase (in Dollars per share)				$ 0.01
Warrants to purchase ADS (in Shares)	1,460,328	5,970,152		300,000
Warrants exercise price per share (in Dollars per share)	$ 2.74	$ 0.67		$ 4.8
Offering price per share (in Dollars per share)				$ 4
Fair value of warrants liability			$ 522,116
Additional paid-in capital			$ 522,116		$ 541,494
Recognized loss on fair value warrant liabilities				$ 118
Recognized gain on fair value warrant liabilities					22,574	$ 139,615
Stock Issued During Period, Shares, New Issues (in Shares)		5,970,152
Company agreed to sell stocks (in Shares)	625,000	597,015	6,250,000
Purchase price per share (in Dollars per share)		$ 6.7
Warrants expire date		5 years 6 months
Net proceeds				29,482
Change in fair value of representative’s warrants liability				$ 2,050,211	(109,173)	$ (139,615)
American Depositary Shares [Member]
Warrants Liabilities [Line Items]
Warrants to purchase ADS (in Shares)	30,000
Warrants exercise price per share (in Dollars per share)	$ 48
Investors Warrants Liability [Member]
Warrants Liabilities [Line Items]
Warrants to purchase ADS (in Shares)				10,760
Recognized loss on fair value warrant liabilities				$ (2,050,329)	$ 86,599
Change in fair value of representative’s warrants liability		$ 541,494
IPO [Member]
Warrants Liabilities [Line Items]
Percentage of warrant to sold				5.00%
Percentage of sale of stock				120.00%